UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/12

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments (dollars in thousands)—September 30, 2012 (Unaudited)

Municipal Bonds and Notes—98.2% †		Principal Amount	Fair Value
Alabama—0.8%
East Alabama Healthcare Authority
5.00%	09/01/33	$5,500	$5,740	(e)
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	8,375	9,181	(e,f)
			14,921

Alaska—0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	2,500	2,970

Arizona—3.1%
Apache County Industrial Development Authority
4.50%	03/01/30	4,000	4,178
Arizona Health Facilities Authority
5.00%	02/01/42	2,000	2,092
City of Phoenix AZ
5.00%	07/01/19	5,000	5,907
Glendale Western Loop 101 Public Facilities Corp.
6.25%	07/01/38	10,000	10,537
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000	5,388
Phoenix Civic Improvement Corp.
5.00%	07/01/40	4,750	5,209
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260	9,666	(f)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000	12,410
University Medical Center Corp.
6.50%	07/01/39	1,000	1,164
			56,551

California—9.0%
Bay Area Toll Authority
4.00%	04/01/31	4,000	4,342
5.00%	04/01/31	10,000	11,129
California Educational Facilities Authority
5.00%	10/01/32	5,255	7,333
5.25%	10/01/39	6,000	6,877
6.13%	10/01/36	1,500	1,814
California Health Facilities Financing Authority
5.50%	08/15/26	5,000	5,889
6.00%	07/01/39	5,000	5,853
6.50%	10/01/33	3,500	4,295
California State Department of Water Resources
5.00%	05/01/21 - 12/01/21	6,585	8,337
California State Public Works Board
5.00%	10/01/28	1,500	1,681
5.13%	10/01/31	2,000	2,239
6.00%	04/01/26	8,475	10,260

California State University
5.00%	11/01/37	2,000	2,277
Coast Community College District (AGMC Insured)
3.77%	08/01/33	8,750	8,950	(a,f)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	3,600	3,920	(f)
Los Angeles Department of Water & Power
5.00%	07/01/43	10,000	11,569
Los Angeles Harbor Department
5.00%	08/01/26	8,000	9,379
Marin Water District Financing Authority
5.00%	07/01/44	6,000	6,947
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000	5,573
Newport Mesa Unified School District
4.11%	08/01/41	10,000	1,709	(a)
Sacramento Municipal Utility District
5.00%	08/15/28	2,500	2,938
San Diego Community College District
5.00%	08/01/41	10,000	11,499
San Diego County Regional Transportation Commission
5.00%	04/01/42	2,500	2,873
San Diego Unified School District (AGMC Insured)
5.25%	07/01/17 - 07/01/19	8,795	9,192	(f)
State of California
5.00%	09/01/41	7,500	8,276
5.25%	04/01/35	4,500	5,218
University of California (AMBAC Insured)
5.00%	05/15/34	2,225	2,238	(f)
			162,607

Colorado—0.9%
Colorado Health Facilities Authority
5.00%	02/01/41	5,000	5,440
Colorado Water Resources & Power Development Authority
5.25%	09/01/17 - 09/01/18	2,515	2,523
Metro Wastewater Reclamation District
5.00%	04/01/27	4,000	4,928
Regional Transportation District
5.38%	06/01/31	2,500	2,847
			15,738

Connecticut—2.7%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	5,500	5,993
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/41	14,900	17,060
State of Connecticut
5.00%	01/01/22 - 01/01/24	9,705	12,070
State of Connecticut Special Tax Revenue
5.00%	11/01/26	10,000	11,678
Town of Fairfield CT
5.00%	08/01/21	1,000	1,275
			48,076

Delaware—1.3%
County of New Castle DE
5.00%	07/15/33 - 07/15/39	10,000	11,461
Delaware State Health Facilities Authority
5.00%	10/01/40	7,800	8,754
State of Delaware
5.00%	07/01/28	3,000	3,652
			23,867

District of Columbia—1.5%
District of Columbia
5.00%	04/01/30	4,500	5,247
5.50%	04/01/36	15,000	16,782
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000	5,945
			27,974

Florida—1.8%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000	1,230
City of Tampa FL
5.00%	10/01/27	8,560	10,282
County of Miami-Dade FL Transit System Sales Surtax Revenue
5.00%	07/01/42	5,000	5,601
Hillsborough County Industrial Development Authority
5.00%	10/01/18	5,000	5,205
5.25%	10/01/15 -10/01/24	9,590	9,958
			32,276

Georgia—5.9%
Athens-Clarke County GA Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000	8,011
Athens-Clarke County Unified Government Development Authority
3.53%	06/15/31	6,050	6,295	(a)
Augusta GA Water & Sewerage Revenue (AGMC Insured)
5.25%	10/01/34	5,400	5,817	(f)
City of Atlanta GA Airport Revenue
5.00%	01/01/25	10,000	11,827
City of Atlanta GA Airport Revenue (AGMC Insured)
5.25%	01/01/33	4,000	4,269	(f)
City of Atlanta GA Water & Wastewater Revenue
6.25%	11/01/39	10,000	12,201
City of Atlanta GA Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500	13,180	(f)
County of Fulton GA Water & Sewerage Revenue (FGIC Insured)
5.00%	01/01/30	5,000	5,254	(f)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500	9,871
Fayette County School District (AGMC Insured)
4.80%	03/01/22	2,520	2,790	(f)
4.85%	03/01/23	2,290	2,526	(f)
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865	1,984	(f)
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490	3,020
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	4,010	4,370	(d,f)
State of Georgia
4.50%	01/01/29	3,000	3,419
5.00%	08/01/22 - 01/01/26	4,790	5,709
5.00%	08/01/22	4,460	5,399	(e)
			105,942

Hawaii—2.1%
City & County of Honolulu HI
5.00%	04/01/33	10,000	11,362
State of Hawaii (AGMC Insured)
5.75%	02/01/14	6,500	6,965	(f)
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800	18,977
			37,304

Idaho—1.4%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000	4,762
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/24 - 07/15/22	17,625	20,007	(f)
			24,769

Illinois—2.4%
City of Chicago IL O’Hare International Airport Revenue
5.63%	01/01/35	5,000	5,872
5.75%	01/01/39	11,500	13,482
County of Cook IL (AMBAC Insured)
5.50%	11/15/26	5,000	5,031	(e,f)
Illinois Finance Authority
5.50%	08/15/43	5,000	5,471	(e)
Metropolitan Pier & Exposition Authority (MBIA Insured)
3.60%	06/15/22	4,305	3,979	(a,f)
5.40%	06/15/19	4,000	4,640	(f)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000	4,939	(f)
			43,414

Indiana—1.1%
Indiana Finance Authority
5.00%	06/01/39	2,000	2,114
Indiana Municipal Power Agency
5.50%	01/01/27	2,500	3,014
5.75%	01/01/34	2,000	2,112
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000	7,943
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000	5,572
			20,755

Iowa—0.3%
Iowa Finance Authority
4.75%	08/01/42	5,000	5,055

Kentucky—1.4%
Kentucky Economic Development Finance Authority
6.38%	06/01/40	3,500	4,150
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665	12,378	(f)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	8,040	9,540
			26,068

Louisiana—1.1%
Louisiana Public Facilities Authority (MBIA Insured)
5.38%	05/15/16	7,870	8,120	(e,f)
State of Louisiana
5.00%	09/01/19	10,050	12,538
			20,658

Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	1,790	2,081
Maine Turnpike Authority
5.00%	07/01/42	1,000	1,142
6.00%	07/01/34	1,250	1,507
			4,730

Maryland—4.6%
County of Baltimore MD
5.00%	02/01/23	7,525	9,621
County of Montgomery MD
5.00%	07/01/21	12,905	16,532
County of Prince George’s MD
5.00%	10/01/22	6,820	7,146	(e)
5.00%	09/15/24 - 09/15/25	15,080	19,122
Maryland Economic Development Corp.
5.75%	06/01/35	3,000	3,255
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/32 - 08/15/41	4,300	4,802
5.13%	11/15/34	7,200	7,589	(e)
State of Maryland
5.00%	11/01/18	4,000	4,989
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470	9,681
			82,737

Massachusetts—3.7%
Massachusetts Department of Transportation
5.00%	01/01/37	5,000	5,503
Massachusetts Development Finance Agency
5.00%	01/01/40	5,000	5,324
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	20,000	22,119
5.50%	11/15/36	4,000	4,866
5.75%	07/01/39	7,500	8,410
Massachusetts Water Resources Authority
5.00%	08/01/41	3,000	3,447
6.50%	07/15/19	14,125	17,033	(d)
			66,702

Michigan—1.6%
City of Detroit MI Sewage Disposal System Revenue (AGMC Insured)
5.25%	07/01/21 - 07/01/22	4,545	5,150	(f)
City of Detroit MI Water Supply System Revenue
5.75%	07/01/37	5,000	5,605
Lansing Board of Water & Light
5.00%	07/01/37	3,500	3,991
Michigan State Hospital Finance Authority
5.38%	12/01/30	2,000	2,016	(e)
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000	5,587	(f)
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000	7,548
			29,897

Mississippi—0.4%
State of Mississippi
5.50%	09/01/14	7,500	8,234

Missouri—1.3%
Metropolitan St Louis Sewer District
5.00%	05/01/42	6,000	7,014
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610	5,658
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	4,500	4,928
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525	558
5.00%	01/01/24	4,475	4,842	(e)
			23,000

Nevada—0.1%
City of Las Vegas N.V. (AGMC Insured)
5.55%	06/01/16	1,560	1,570	(f)

New Jersey—9.4%
Cape May County Municipal Utilities Authority (AGMC Insured)
5.75%	01/01/15 - 01/01/16	8,500	9,646	(f)
Essex County Improvement Authority (AGMC Insured)
5.25%	12/15/17	235	249	(e,f)
5.25%	12/15/17	9,765	10,299	(f)
New Jersey Economic Development Authority
5.00%	03/01/38	4,000	4,513
5.50%	12/15/29	5,000	5,863
New Jersey Educational Facilities Authority
5.00%	07/01/32 - 07/01/37	1,000	1,085
5.25%	07/01/32	2,625	2,722	(e)
6.00%	12/01/17	10,000	11,892
New Jersey Healthcare Facilities Financing Authority
5.63%	07/01/37	2,000	2,213
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500	8,406
New Jersey Institute of Technology
5.00%	07/01/42	2,000	2,276
New Jersey State Turnpike Authority
5.00%	01/01/35	2,500	2,849
5.25%	01/01/40	10,000	11,315
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	33,180	36,948	(d,f)
6.50%	01/01/16	7,910	8,670	(f)
New Jersey Transportation Trust Fund Authority
5.00%	06/15/42	6,000	6,795
5.25%	06/15/36	6,100	7,098
5.50%	06/15/23 - 06/15/24	26,280	27,258	(e)
New Jersey Transportation Trust Fund Authority (AGMC Insured)
5.75%	12/15/14	1,390	1,544	(f)
5.75%	12/15/14	4,610	5,157	(d,f)
North Hudson Sewerage Authority
5.00%	06/01/42	2,000	2,242
			169,040

New Mexico—1.4%
New Mexico Finance Authority
5.00%	06/15/18 - 12/15/26	21,200	24,785

New York—5.8%
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	4,500	5,277
Hempstead Town Industrial Development Agency
5.00%	10/01/30	1,945	2,047
Long Island Power Authority
6.00%	05/01/33	7,500	9,185
New York City Transitional Finance Authority Building Aid Revenue
5.00%	07/15/37	2,000	2,293
5.50%	07/15/31	10,000	11,600
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21	5,000	6,325
New York Liberty Development Corp.
5.00%	11/15/44	5,000	5,527
5.13%	01/15/44	5,000	5,525
New York State Dormitory Authority
5.00%	07/01/23 - 07/01/42	11,825	13,807
5.50%	07/01/36 - 05/01/37	4,000	4,581
6.00%	07/01/40	2,000	2,341
6.50%	12/01/21	4,500	5,183
New York State Urban Development Corp.
5.50%	01/01/19	9,000	11,096
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	10,000	11,750
Westchester County Healthcare Corp.
5.00%	11/01/30	4,500	4,988
6.13%	11/01/37	2,500	2,929
			104,454

North Carolina—2.0%
City of Charlotte NC
5.00%	06/01/23	4,320	5,319
City of Charlotte NC Water & Sewer System Revenue
5.00%	07/01/38	5,000	5,763
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000	5,775
North Carolina Medical Care Commission
4.75%	11/01/43	6,000	6,355
North Carolina Turnpike Authority
5.00%	07/01/30	3,230	3,849
State of North Carolina
4.75%	05/01/30	4,130	4,821
University of North Carolina at Greensboro
5.00%	04/01/36	4,000	4,548
			36,430

Ohio—3.4%
American Municipal Power Inc.
4.38%	02/15/44	5,000	5,161
5.00%	02/15/38	5,000	5,417
City of Cincinnati OH Water System Revenue
5.00%	12/01/36	2,500	2,911
City of Cleveland OH Airport System Revenue
5.00%	01/01/29	2,000	2,238
City of Columbus OH Sewerage Revenue
4.50%	06/01/32	700	757
4.75%	06/01/31	5,000	5,575
County of Cuyahoga OH
6.00%	01/01/32	10,000	10,427	(e)
County of Franklin OH
4.50%	12/01/37	1,750	1,853
County of Hamilton OH Sewer System Revenue (MBIA Insured)
5.00%	12/01/19	4,250	4,482	(e,f)
Cuyahoga Community College District
5.00%	08/01/26 - 08/01/27	3,000	3,459
Ohio Higher Educational Facility Commission
5.00%	01/01/38	7,500	8,438
6.25%	05/01/38	5,000	5,735
State of Ohio
5.00%	01/15/41	4,000	4,298
			60,751

Oklahoma—1.1%
Claremore Public Works Authority (AGMC Insured)
5.25%	06/01/34	6,315	6,892	(e,f)
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	9,000	9,359	(f)
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500	4,171
			20,422

Oregon—0.2%
Tri-County Metropolitan Transportation District
5.00%	09/01/37	3,000	3,528

Pennsylvania—5.6%
Allentown Neighborhood Improvement Zone Development Authority
5.00%	05/01/42	5,000	5,181
City of Philadelphia PA Water & Sewer Revenue
5.00%	01/01/36 - 01/01/41	18,000	20,105
Commonwealth of Pennsylvania
5.00%	11/15/30	8,890	10,764
Pennsylvania Higher Educational Facilities Authority
5.25%	08/15/25	1,750	2,123
Pennsylvania Turnpike Commission
3.75%	12/01/34	12,000	11,747	(a)
5.00%	06/01/29 - 12/01/42	17,500	19,388
5.25%	06/01/39	9,500	10,444
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000	12,966	(f)
State Public School Building Authority (AGMC Insured)
5.25%	06/01/27	8,000	8,265	(e,f)
			100,983

Puerto Rico—3.6%
Commonwealth of Puerto Rico
5.75%	07/01/38	7,000	7,334
6.00%	07/01/39	10,000	10,577
Puerto Rico Electric Power Authority
5.00%	07/01/42	3,000	2,995
Puerto Rico Infrastructure Financing Authority
6.00%	12/15/26	5,000	5,600
Puerto Rico Public Buildings Authority
6.00%	07/01/41	9,125	9,865
Puerto Rico Sales Tax Financing Corp.
4.28%	08/01/32	12,000	12,237	(a)
5.00%	08/01/43	3,000	3,117
5.25%	08/01/40	3,000	3,302
5.50%	08/01/42	10,000	10,708
			65,735

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300	1,517
6.50%	09/15/28	1,000	1,205
			2,722

South Carolina—5.9%
Berkeley County School District
5.25%	12/01/24	15,000	15,759
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850	24,299
County of Beaufort SC (MBIA Insured)
5.50%	06/01/17 - 06/01/18	4,150	4,178	(f)
Georgetown County School District
5.00%	03/01/18	3,640	4,450
Greenville County School District
5.25%	12/01/21	2,000	2,110
5.50%	12/01/28	6,000	6,112	(e)
Lexington County Health Services District Inc.
5.50%	11/01/13	3,030	3,183
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315	2,731
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500	6,609	(f)
South Carolina State Public Service Authority
5.00%	12/01/30 - 12/01/43	17,105	19,566
5.50%	01/01/38	14,970	17,636
			106,633

Tennessee—1.4%
County of Shelby TN
5.00%	03/01/21	3,500	4,331
Metropolitan Government of Nashville & Davidson County TN
5.00%	05/15/25	10,000	12,016
State of Tennessee
5.00%	05/01/19	1,000	1,238	(e)
5.00%	10/01/30	1,500	1,829
Tennessee State School Bond Authority
5.00%	05/01/39	5,400	6,313
			25,727

Texas—6.5%
City of Austin TX Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450	6,515	(f)
City of Dallas TX Waterworks & Sewer System Revenue
5.00%	10/01/37 -10/01/41	14,000	16,532
City of Houston TX Utility System Revenue
5.00%	11/15/33	5,470	6,386
5.25%	11/15/30 -11/15/31	12,000	14,552
City of Houston TX Utility System Revenue (AGMC Insured)
5.25%	05/15/22	10,000	10,697	(f)
City of San Antonio TX Water System Revenue
5.00%	05/15/40	10,000	11,578
North Texas Tollway Authority
5.00%	09/01/31	3,500	4,065
5.75%	01/01/38 - 01/01/40	21,475	23,826
6.00%	01/01/38	5,000	5,841
University of Texas System
5.00%	08/15/24 -08/15/30	14,210	17,341
			117,333

Utah—1.3%
County of Utah UT Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37 -12/01/39	17,030	18,022	(f)
Utah State Board of Regents
5.00%	11/01/30	4,000	4,669
			22,691

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700	6,187

Virginia—0.4%
Virginia College Building Authority
4.38%	02/01/28	845	926
Virginia Resources Authority
5.25%	11/01/38	5,000	5,656
			6,582

Washington—0.8%
County of King WA
5.50%	12/01/13	10,000	10,606	(d)
Port of Seattle WA
5.00%	08/01/31	3,000	3,532
			14,138

Total Municipal Bonds and Notes
(Cost $1,609,103)			1,773,956

Other Investments—0.0%*
GEI Investment Fund
(Cost $208)			256	(c)

Total Investment in Securities
(Cost $1,609,311)			1,774,212

		Principal Amount	Fair Value
Short-Term Investments—1.9%
Time Deposit—1.9%
State Street Corp.
0.01%	10/01/12	$33,750	$33,750	(b)
(Cost $33,750)

Total Investments
(Cost $1,643,061)			1,807,962

Liabilities in Excess of Other Assets, net—(0.1)%			(1,751)

NET ASSETS—100.0%			$1,806,211

Notes to Schedules of Investments (dollars in thousands)—September 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(c)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Trustees.

(d)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(e)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(f)	The security is insured by AMBAC, AGC, AGMC, MBIA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of September 30, 2012 (as a percentage of net assets) as follows:

AGMC	7.57%.

†	Percentages are based on net assets as of September 30, 2012.
*	Less than 0.05%

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Company

MBIA	Municipal Bond Investors Assurance Corporation

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities †
	Municipal Bonds and Notes	$—	$1,773,956	$—	$1,773,956
	Other Investments	—	256	—	256
	Short-Term Investments	—	33,750	—	33,750

	Total Investments in Securities	$—	$1,807,962	$—	$1,807,962

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At September 30, 2012, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation
Elfun Tax-Exempt Income Fund	$1,643,182	$165,147	$(367)	$164,780

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax Exempt Income Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: November 16, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: November 16, 2012